CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income (loss)	$ 1,055	$ (285)	$ 1,270	$ 234
Items that may be reclassified to net income
Financial contracts	(327)	25	(628)	387
Marketable securities	62	9	88	23
Equity accounted investments	268	696	64	356
Foreign currency translation	1,540	(1,071)	3,075	(2,251)
Income taxes	4	(27)	112	(29)
Other comprehensive income that may be reclassified to net income	1,547	(368)	2,711	(1,514)
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	55	(87)	93	(126)
Revaluation of pension obligations	5	(1)	(5)	34
Equity accounted investments	19	19	(41)	18
Marketable securities	(18)	38	(58)	43
Income taxes	(89)	(107)	(104)	(83)
Other comprehensive income that will not be reclassified to net income	(28)	(138)	(115)	(114)
Other comprehensive income (loss)	1,519	(506)	2,596	(1,628)
Comprehensive income (loss)	2,574	(791)	3,866	(1,394)
Attributable to:
Net income attributable to shareholders	272	43	345	145
Other comprehensive income (loss)	683	463	845	(68)
Comprehensive income	955	506	1,190	77
Net income (loss)	783	(328)	925	89
Other comprehensive income (loss)	836	(969)	1,751	(1,560)
Comprehensive income (loss)	$ 1,619	$ (1,297)	$ 2,676	$ (1,471)